UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.6%

Security	Shares	Value
Aerospace & Defense — 2.1%
Airbus SE(1)	56,122	$7,045,705
General Dynamics Corp.(1)	6,866	1,405,608
L3 Technologies, Inc.(1)	5,966	1,268,491
Northrop Grumman Corp.(1)	13,028	4,134,696
Raytheon Co.(1)	33,521	6,927,450
Rolls-Royce Holdings PLC	156,584	2,014,515
Textron, Inc.(1)	30,061	2,148,460

		$24,944,925

Air Freight & Logistics — 0.3%
Deutsche Post AG(1)	61,060	$2,170,949
Expeditors International of Washington, Inc.(1)	16,714	1,228,980

		$3,399,929

Airlines — 0.0%(2)
International Consolidated Airlines Group SA	65,562	$563,625

		$563,625

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	10,200	$496,937
Cie Generale des Etablissements Michelin SCA(1)	26,277	3,136,311
Denso Corp.	60,300	3,185,526
Toyoda Gosei Co., Ltd.	12,800	316,112
Toyota Industries Corp.	6,400	378,798
Yokohama Rubber Co., Ltd. (The)	75,500	1,627,332

		$9,141,016

Automobiles — 1.0%
Daimler AG(1)	132,059	$8,322,656
Honda Motor Co., Ltd.	29,800	897,464
Isuzu Motors, Ltd.	99,500	1,568,571
Mazda Motor Corp.	46,900	563,738
Toyota Motor Corp.	14,400	897,160
Volkswagen AG, PFC Shares	1,805	316,981

		$12,566,570

Banks — 5.9%
Banco Bilbao Vizcaya Argentaria SA	41,559	$263,494
Banco Santander SA(1)	1,466,812	7,343,825
Bank of America Corp.(1)	50,000	1,473,000
BNP Paribas SA(1)	100,600	6,160,403
Citigroup, Inc.	10,022	718,978
Credit Agricole SA(1)	243,088	3,494,387
Danske Bank A/S(1)	72,886	1,910,526
Fifth Third Bancorp(1)	112,006	3,127,208
First Horizon National Corp.	9,470	163,452
Hiroshima Bank, Ltd. (The)	43,500	294,358

Security	Shares	Value
HSBC Holdings PLC(1)	802,083	$6,998,480
Huntington Bancshares, Inc.(1)	307,053	4,581,231
ING Groep NV(1)	426,434	5,534,729
Intesa Sanpaolo SpA(1)	2,091,453	5,328,883
JPMorgan Chase & Co.(1)	47,825	5,396,573
KBC Group NV	22,722	1,689,572
KeyCorp(1)	218,919	4,354,299
Lloyds Banking Group PLC	927,572	713,384
PNC Financial Services Group, Inc. (The)	6,406	872,433
Shinsei Bank, Ltd.	31,400	512,986
Societe Generale SA(1)	130,261	5,593,458
SunTrust Banks, Inc.(1)	19,446	1,298,798
Wells Fargo & Co.(1)	51,808	2,723,029

		$70,547,486

Beverages — 1.3%
Coca-Cola Co. (The)(1)	24,571	$1,134,934
Constellation Brands, Inc., Class A(1)	29,994	6,467,306
Heineken Holding NV	24,773	2,246,329
Heineken NV	7,692	721,899
Kirin Holdings Co., Ltd.	59,000	1,513,228
PepsiCo, Inc.(1)	24,854	2,778,677
Takara Holdings, Inc.	20,500	301,426

		$15,163,799

Biotechnology — 3.4%
AbbVie, Inc.(1)	47,758	$4,516,952
Amgen, Inc.(1)	64,759	13,423,893
BioMarin Pharmaceutical, Inc.(1)(3)	19,589	1,899,545
Celgene Corp.(1)(3)	92,074	8,239,702
Gilead Sciences, Inc.(1)	143,508	11,080,253
Shire PLC(1)	22,601	1,365,460

		$40,525,805

Building Products — 0.6%
Daikin Industries, Ltd.	53,200	$7,081,111

		$7,081,111

Capital Markets — 1.6%
CME Group, Inc.	2,281	$388,249
GAM Holding AG	23,549	167,449
Moody’s Corp.(1)	18,539	3,099,721
Morgan Stanley(1)	65,092	3,031,334
S&P Global, Inc.(1)	27,142	5,303,275
Schroders PLC(1)	62,659	2,523,802
St. James’s Place PLC(1)	209,534	3,123,231
State Street Corp.(1)	17,058	1,429,119

		$19,066,180

Chemicals — 2.8%
AdvanSix, Inc.(3)	1,261	$42,811
Air Products and Chemicals, Inc.(1)	31,040	5,185,232
Akzo Nobel NV	10,908	1,020,371
BASF SE(1)	108,986	9,670,675
Daicel Corp.(1)	51,000	592,418
DowDuPont, Inc.(1)	14,120	908,057

Security	Shares	Value
Eastman Chemical Co.(1)	20,943	$2,004,664
Johnson Matthey PLC(1)	77,449	3,593,882
Linde AG(1)	16,210	3,347,920
Mitsubishi Gas Chemical Co., Inc.	23,700	504,526
Nitto Denko Corp.	35,200	2,639,111
Shin-Etsu Chemical Co., Ltd.	22,800	2,015,707
Sumitomo Chemical Co., Ltd.	25,000	146,309
Toray Industries, Inc.	56,000	420,170
Tosoh Corp.	86,500	1,332,267

		$33,424,120

Commercial Services & Supplies — 0.3%
SECOM Co., Ltd.	36,900	$3,007,042
Waste Management, Inc.(1)	10,662	963,419

		$3,970,461

Communications Equipment — 1.5%
Cisco Systems, Inc.(1)	333,665	$16,232,802
Nokia Oyj	245,912	1,367,213

		$17,600,015

Construction & Engineering — 0.1%
Ferrovial SA	84,907	$1,756,994

		$1,756,994

Construction Materials — 0.2%
CRH PLC	62,332	$2,039,153
Imerys SA	4,825	356,300

		$2,395,453

Consumer Finance — 0.4%
American Express Co.(1)	42,280	$4,502,397
Navient Corp.	50,603	682,129

		$5,184,526

Containers & Packaging — 0.1%
International Paper Co.	16,999	$835,501
Sealed Air Corp.	20,464	821,630
Toyo Seikan Kaisha, Ltd.	1,600	33,201

		$1,690,332

Distributors — 0.1%
LKQ Corp.(1)(3)	53,930	$1,707,963

		$1,707,963

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)(3)	16,654	$3,565,788
Groupe Bruxelles Lambert SA	4,239	444,346
Investor AB, Class B	56,000	2,580,569
ORIX Corp.	41,300	668,714
Standard Life Aberdeen PLC	192,564	767,295

		$8,026,712

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	14,413	$483,989
BT Group PLC(1)	454,642	1,334,531
Deutsche Telekom AG(1)	220,347	3,547,285

Security	Shares	Value
Orange SA	96,906	$1,541,932
Telefonica SA	150,000	1,183,250
United Internet AG	32,975	1,559,054
Verizon Communications, Inc.(1)	101,639	5,426,506

		$15,076,547

Electric Utilities — 0.7%
Acciona SA	8,786	$794,399
Edison International	19,359	1,310,217
Iberdrola SA(1)	823,629	6,049,433

		$8,154,049

Electrical Equipment — 0.8%
ABB, Ltd.(1)	258,273	$6,109,388
Fujikura, Ltd.	69,000	325,959
Legrand SA(1)	47,726	3,479,998
Mabuchi Motor Co., Ltd.	3,600	145,220

		$10,060,565

Electronic Equipment, Instruments & Components — 1.0%
Alps Electric Co., Ltd.	113,800	$2,893,095
Corning, Inc.	19,975	705,117
Kyocera Corp.	38,900	2,334,840
Taiyo Yuden Co., Ltd.	100,500	2,258,889
TDK Corp.	40,200	4,380,158

		$12,572,099

Energy Equipment & Services — 0.1%
Apergy Corp.(3)	3,712	$161,695
Halliburton Co.(1)	10,216	414,054

		$575,749

Entertainment — 1.8%
Electronic Arts, Inc.(1)(3)	53,174	$6,406,935
Konami Holdings Corp.	5,500	215,359
Netflix, Inc.(1)(3)	21,000	7,856,730
Walt Disney Co. (The)(1)	58,917	6,889,754

		$21,368,778

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.(1)	17,793	$2,585,323
British Land Co. PLC (The)	249,761	2,008,870
Simon Property Group, Inc.(1)	19,951	3,526,339

		$8,120,532

Food & Staples Retailing — 0.4%
FamilyMart UNY Holdings Co., Ltd.	8,600	$896,144
Kroger Co. (The)	20,000	582,200
Seven & i Holdings Co., Ltd.	44,200	1,970,653
Walmart, Inc.	8,421	790,816

		$4,239,813

Food Products — 2.5%
Maruha Nichiro Corp.	9,700	$358,057
Mondelez International, Inc., Class A(1)	224,275	9,634,854
Nestle SA	225,170	18,742,374

Security	Shares	Value
Nissin Foods Holdings Co., Ltd.	11,700	$804,808
Toyo Suisan Kaisha, Ltd.	5,000	194,112
Yakult Honsha Co., Ltd.	5,700	467,460

		$30,201,665

Gas Utilities — 0.0%(2)
Italgas SpA	35,014	$189,942

		$189,942

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories(1)	113,910	$8,356,438
EssilorLuxottica SA	14,000	2,072,276
Olympus Corp.	6,900	269,244
Terumo Corp.	56,300	3,332,060

		$14,030,018

Health Care Providers & Services — 1.6%
CVS Health Corp.(1)	71,786	$5,650,994
DaVita, Inc.(1)(3)	12,963	928,540
Fresenius SE & Co. KGaA	8,764	642,666
McKesson Corp.(1)	16,774	2,225,071
UnitedHealth Group, Inc.(1)	34,811	9,261,119

		$18,708,390

Hotels, Restaurants & Leisure — 0.6%
Accor SA	26,214	$1,346,663
Six Flags Entertainment Corp.(1)	29,121	2,033,228
Yum! Brands, Inc.(1)	42,716	3,883,312

		$7,263,203

Household Durables — 0.5%
Barratt Developments PLC(1)	337,253	$2,490,597
Casio Computer Co., Ltd.	63,200	1,033,022
PulteGroup, Inc.(1)	70,920	1,756,688
Sekisui Chemical Co., Ltd.	61,000	1,124,903

		$6,405,210

Household Products — 0.7%
Clorox Co. (The)(1)	13,090	$1,968,867
Henkel AG & Co. KGaA, PFC Shares	18,309	2,146,743
Kimberly-Clark Corp.	6,527	741,728
Procter & Gamble Co. (The)	2,074	172,619
Reckitt Benckiser Group PLC	20,566	1,878,704
Unicharm Corp.	37,200	1,230,786

		$8,139,447

Industrial Conglomerates — 2.2%
3M Co.(1)	27,304	$5,753,226
Honeywell International, Inc.(1)	31,549	5,249,754
Nisshinbo Holdings, Inc.	109,000	1,297,853
Siemens AG(1)	113,166	14,469,808

		$26,770,641

Insurance — 4.0%
Ageas	22,500	$1,209,570
Allianz SE(1)	66,106	14,713,001
Allstate Corp. (The)(1)	14,927	1,473,295

Security	Shares	Value
Chubb, Ltd.(1)	7,404	$989,471
Cincinnati Financial Corp.(1)	23,801	1,828,155
Hartford Financial Services Group, Inc.(1)	40,077	2,002,247
Lincoln National Corp.(1)	22,183	1,500,902
Marsh & McLennan Cos., Inc.(1)	33,742	2,791,138
MetLife, Inc.(1)	47,093	2,200,185
MS&AD Insurance Group Holdings, Inc.	37,200	1,242,627
Principal Financial Group, Inc.(1)	36,247	2,123,712
Prudential Financial, Inc.(1)	25,233	2,556,607
Prudential PLC(1)	349,752	8,019,133
SCOR SE(1)	63,370	2,937,930
Swiss Life Holding AG(1)	8,264	3,133,471

		$48,721,444

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A(1)(3)	19,798	$23,897,770
Alphabet, Inc., Class C(1)(3)	15,787	18,841,311
Facebook, Inc., Class A(1)(3)	151,584	24,929,504

		$67,668,585

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)(3)	25,275	$50,625,825
Booking Holdings, Inc.(1)(3)	3,947	7,830,848

		$58,456,673

IT Services — 2.8%
Amadeus IT Group SA	24,489	$2,269,859
Atos SE	5,628	669,659
Capgemini SE(1)	34,597	4,355,685
Cognizant Technology Solutions Corp., Class A(1)	79,444	6,129,104
DXC Technology Co.	4,294	401,575
Fidelity National Information Services, Inc.(1)	44,273	4,828,856
Indra Sistemas SA(3)	58,122	665,783
Mastercard, Inc., Class A(1)	32,320	7,194,755
Nomura Research Institute, Ltd.	8,100	409,034
NTT Data Corp.	74,000	1,024,398
Obic Co., Ltd.	7,300	690,446
Otsuka Corp.	15,600	581,881
PayPal Holdings, Inc.(1)(3)	52,937	4,649,986
Perspecta, Inc.	2,147	55,221

		$33,926,242

Leisure Products — 0.2%
Hasbro, Inc.(1)	21,651	$2,275,953
Yamaha Corp.	6,800	360,318

		$2,636,271

Life Sciences Tools & Services — 0.4%
PerkinElmer, Inc.	6,547	$636,826
Thermo Fisher Scientific, Inc.(1)	17,359	4,236,985

		$4,873,811

Machinery — 1.5%
Dover Corp.	7,424	$657,247
Ebara Corp.	30,600	1,055,749
FANUC Corp.	37,427	7,041,243

Security	Shares	Value
Kawasaki Heavy Industries, Ltd.	3,100	$87,429
Komatsu, Ltd.	29,200	888,582
Makita Corp.	13,400	671,020
MAN SE	7,139	776,073
NSK, Ltd.	6,000	68,774
Parker-Hannifin Corp.(1)	7,147	1,314,548
SMC Corp.	1,900	608,135
Snap-on, Inc.	6,143	1,127,855
Stanley Black & Decker, Inc.(1)	24,657	3,610,771

		$17,907,426

Marine — 0.0%(2)
Mitsui O.S.K. Lines, Ltd.	11,100	$323,905

		$323,905

Media — 2.4%
Charter Communications, Inc., Class A(1)(3)	9,419	$3,069,464
Comcast Corp., Class A(1)	396,882	14,053,592
Dentsu, Inc.	11,400	529,441
Hakuhodo DY Holdings, Inc.	20,900	367,074
ProSiebenSat.1 Media SE	27,382	709,413
Sky PLC(1)	447,757	10,089,529

		$28,818,513

Metals & Mining — 1.3%
Glencore PLC(1)	1,472,251	$6,346,402
Mitsubishi Materials Corp.	8,000	239,017
Nippon Light Metal Holdings Co., Ltd.	200,000	446,929
Nucor Corp.(1)	23,673	1,502,052
Rio Tinto PLC(1)	142,688	7,197,405

		$15,731,805

Multi-Utilities — 0.8%
CMS Energy Corp.(1)	118,010	$5,782,490
Engie SA	142,752	2,101,630
NiSource, Inc.(1)	42,420	1,057,107
Veolia Environnement SA	37,663	751,551

		$9,692,778

Multiline Retail — 0.5%
Isetan Mitsukoshi Holdings, Ltd.	62,132	$762,794
Marks & Spencer Group PLC	398,770	1,500,348
Next PLC(1)	41,584	2,976,003
Target Corp.(1)	15,229	1,343,350

		$6,582,495

Oil, Gas & Consumable Fuels — 4.4%
BP PLC(1)	1,013,220	$7,766,066
Chevron Corp.(1)	65,240	7,977,547
ConocoPhillips(1)	20,000	1,548,000
ENI SpA(1)	351,386	6,623,475
EOG Resources, Inc.	361	46,053
Exxon Mobil Corp.(1)	27,918	2,373,588
Hess Corp.	6,659	476,651
Idemitsu Kosan Co., Ltd.	6,200	328,256
Marathon Petroleum Corp.(1)	27,916	2,232,442

Security	Shares	Value
Phillips 66(1)	36,105	$4,069,756
Pioneer Natural Resources Co.	4,000	696,760
Royal Dutch Shell PLC, Class A(1)	189,507	6,497,900
Royal Dutch Shell PLC, Class B	30,575	1,070,325
Snam SpA	175,073	728,038
Total SA(1)	166,408	10,819,973

		$53,254,830

Paper & Forest Products — 0.0%(2)
OJI Paper Co., Ltd.	13,000	$94,405

		$94,405

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A(1)	25,480	$3,702,754
Kao Corp.(1)	61,054	4,931,807
Unilever NV(1)	193,140	10,743,384
Unilever PLC	15,759	865,706

		$20,243,651

Pharmaceuticals — 6.5%
Astellas Pharma, Inc.	215,900	$3,770,255
AstraZeneca PLC(1)	97,424	7,593,621
Bayer AG(1)	31,622	2,804,893
Chugai Pharmaceutical Co., Ltd.	92,300	5,933,349
Eisai Co., Ltd.	13,646	1,329,355
Eli Lilly & Co.(1)	13,232	1,419,926
Hisamitsu Pharmaceutical Co., Inc.	1,400	107,369
Indivior PLC(3)	25,431	60,992
Johnson & Johnson(1)	39,859	5,507,318
Merck & Co., Inc.(1)	103,665	7,353,995
Mitsubishi Tanabe Pharma Corp.	10,000	167,367
Novartis AG	177,832	15,307,503
Pfizer, Inc.	14,458	637,164
Roche Holding AG PC	59,291	14,337,471
Sanofi(1)	124,447	11,118,989
UCB SA	9,177	824,682

		$78,274,249

Professional Services — 0.6%
Equifax, Inc.(1)	15,217	$1,986,884
Experian PLC	85,608	2,196,706
Recruit Holdings Co., Ltd.	12,500	417,518
Robert Half International, Inc.(1)	30,884	2,173,616
Wolters Kluwer NV	961	59,908

		$6,834,632

Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$657,844
CBRE Group, Inc., Class A(1)(3)	37,761	1,665,260
Daito Trust Construction Co., Ltd.	6,300	811,855
Heiwa Real Estate Co., Ltd.	34,400	608,113
Sumitomo Realty & Development Co., Ltd.	23,000	825,112

		$4,568,184

Security	Shares	Value
Road & Rail — 1.0%
Central Japan Railway Co.	3,400	$707,873
CSX Corp.(1)	115,014	8,516,787
East Japan Railway Co.	6,400	594,490
Kansas City Southern(1)	15,468	1,752,215
Keio Corp.	15,200	831,952

		$12,403,317

Semiconductors & Semiconductor Equipment — 3.3%
ASML Holding NV	17,000	$3,191,827
Intel Corp.(1)	280,224	13,251,793
Marvell Technology Group, Ltd.(1)	84,177	1,624,616
NXP Semiconductors NV(1)	49,589	4,239,860
Texas Instruments, Inc.(1)	108,065	11,594,294
Tokyo Electron, Ltd.	42,200	5,816,022
Versum Materials, Inc.	16,211	583,758

		$40,302,170

Software — 5.1%
Citrix Systems, Inc.(1)(3)	33,243	$3,695,292
LogMeIn, Inc.	5,861	522,215
Microsoft Corp.(1)	426,140	48,737,632
Oracle Corp.(1)	141,311	7,285,995
Trend Micro, Inc.	14,097	906,772

		$61,147,906

Specialty Retail — 2.5%
Fast Retailing Co., Ltd.	26,300	$13,323,544
Fnac Darty SA(3)	922	72,705
Home Depot, Inc. (The)(1)	38,610	7,998,062
Lowe’s Cos., Inc.(1)	50,810	5,834,004
Tiffany & Co.(1)	19,173	2,472,742
USS Co., Ltd.	27,200	504,935

		$30,205,992

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.(1)	265,420	$59,915,911
Canon, Inc.	19,100	605,652
Hewlett Packard Enterprise Co.	78,955	1,287,756
HP, Inc.(1)	54,791	1,411,964

		$63,221,283

Textiles, Apparel & Luxury Goods — 2.2%
adidas AG	11,824	$2,891,671
Asics Corp.	20,000	298,275
Hermes International	1,733	1,148,154
Kering SA(1)	7,380	3,958,300
LVMH Moet Hennessy Louis Vuitton SE(1)	32,072	11,333,312
NIKE, Inc., Class B(1)	83,464	7,071,070
Puma SE	615	303,444

		$27,004,226

Tobacco — 1.8%
British American Tobacco PLC(1)	211,393	$9,855,247
Imperial Brands PLC(1)	143,738	5,001,787

Security	Shares	Value
Japan Tobacco, Inc.	76,500	$1,997,668
Philip Morris International, Inc.(1)	64,219	5,236,417

		$22,091,119

Trading Companies & Distributors — 0.6%
Ferguson PLC	45,384	$3,849,555
Marubeni Corp.	20,000	182,912
Mitsubishi Corp.	32,700	1,007,249
Sumitomo Corp.	96,700	1,611,528

		$6,651,244

Transportation Infrastructure — 0.1%
Aeroports de Paris	6,667	$1,501,082

		$1,501,082

Wireless Telecommunication Services — 1.4%
KDDI Corp.	151,600	$4,182,149
SoftBank Group Corp.	91,098	9,100,648
Vodafone Group PLC	1,847,125	3,957,691

		$17,240,488

Total Common Stocks — 100.6% (identified cost $446,442,151)		$1,211,012,396

Total Written Call Options — (1.3)% (premiums received $10,613,119)		$(15,365,126)

Other Assets, Less Liabilities — 0.7%		$8,707,728

Net Assets — 100.0%		$1,204,354,998

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.9%	$677,003,096
Japan	11.1	134,922,060
United Kingdom	9.4	114,315,011
France	7.0	84,996,403
Germany	5.7	68,393,232
Switzerland	4.8	57,797,656
Netherlands	2.3	27,758,307
Spain	1.7	20,890,662
Italy	1.1	12,870,338
Belgium	0.3	4,168,170
Sweden	0.2	2,580,569
Ireland	0.2	2,039,153
Denmark	0.2	1,910,526
Finland	0.1	1,367,213

Total Investments	100.0%	$1,211,012,396

Written Call Options — (1.3)%

Exchange-Traded Options — (1.3)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,490	EUR	50,648,080	EUR	3,325	10/5/18	$(1,397,138)
Dow Jones Euro Stoxx 50 Index	1,490	EUR	50,648,080	EUR	3,375	10/12/18	(814,157)
Dow Jones Euro Stoxx 50 Index	1,465	EUR	49,798,280	EUR	3,450	10/19/18	(265,963)
Dow Jones Euro Stoxx 50 Index	1,445	EUR	49,118,440	EUR	3,425	10/26/18	(431,845)
FTSE 100 Index	550	GBP	41,306,100	GBP	7,500	10/19/18	(527,254)
FTSE 100 Index	550	GBP	41,306,100	GBP	7,525	10/19/18	(435,592)
NASDAQ 100 Index	85	USD	64,835,025	USD	7,625	10/5/18	(481,100)
NASDAQ 100 Index	85	USD	64,835,025	USD	7,600	10/12/18	(839,800)
NASDAQ 100 Index	85	USD	64,835,025	USD	7,625	10/19/18	(867,000)
NASDAQ 100 Index	40	USD	30,510,600	USD	7,700	10/24/18	(295,600)
NASDAQ 100 Index	40	USD	30,510,600	USD	7,700	10/26/18	(344,000)
Nikkei 225 Index	155	JPY	3,738,606,200	JPY	22,500	10/5/18	(2,212,916)
Nikkei 225 Index	155	JPY	3,738,606,200	JPY	22,875	10/12/18	(1,739,314)
Nikkei 225 Index	150	JPY	3,618,006,000	JPY	23,875	10/19/18	(631,530)
Nikkei 225 Index	150	JPY	3,618,006,000	JPY	24,000	10/26/18	(510,603)
S&P 500 Index	110	USD	32,053,780	USD	2,900	10/1/18	(188,650)
S&P 500 Index	110	USD	32,053,780	USD	2,900	10/3/18	(229,900)
S&P 500 Index	110	USD	32,053,780	USD	2,885	10/5/18	(399,300)
S&P 500 Index	110	USD	32,053,780	USD	2,885	10/8/18	(413,600)
S&P 500 Index	110	USD	32,053,780	USD	2,880	10/10/18	(478,500)
S&P 500 Index	110	USD	32,053,780	USD	2,915	10/12/18	(212,850)
S&P 500 Index	110	USD	32,053,780	USD	2,900	10/15/18	(339,350)
S&P 500 Index	110	USD	32,053,780	USD	2,920	10/17/18	(215,600)
S&P 500 Index	105	USD	30,596,790	USD	2,940	10/19/18	(122,850)
S&P 500 Index	110	USD	32,053,780	USD	2,925	10/22/18	(217,800)
S&P 500 Index	110	USD	32,053,780	USD	2,950	10/24/18	(110,000)
S&P 500 Index	110	USD	32,053,780	USD	2,925	10/26/18	(253,550)
SMI Index	530	CHF	48,166,347	CHF	9,100	10/19/18	(389,364)

Total							$(15,365,126)

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $15,365,126.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$111,855,555	$38,317,356	$—	$150,172,911
Consumer Discretionary	94,833,045	67,136,574	—	161,969,619
Consumer Staples	33,211,172	66,868,322	—	100,079,494
Energy	19,996,546	33,834,033	—	53,830,579
Financials	64,176,725	87,369,623	—	151,546,348
Health Care	85,374,721	71,037,552	—	156,412,273
Industrials	50,220,007	73,949,850	—	124,169,857
Information Technology	194,348,502	34,421,213	—	228,769,715
Materials	11,299,947	42,036,168	—	53,336,115
Real Estate	7,776,922	4,911,794	—	12,688,716
Utilities	8,149,814	9,886,955	—	18,036,769
Total Common Stocks	$681,242,956	$529,769,440 *	$—	$1,211,012,396
Total Investments	$681,242,956	$529,769,440	$—	$1,211,012,396

Liability Description
Written Call Options	$(6,009,450)	$(9,355,676)	$—	$(15,365,126)
Total	$(6,009,450)	$(9,355,676)	$—	$(15,365,126)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018